UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Venesprie Capital, LLC

Address:    101 Park Avenue
            48th Floor
            New York, NY 10178

13F File Number: 028-13289

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Quincy Fennebresque
Title:      Managing Member
Phone:      (212) 231-8755

Signature, Place and Date of Signing:


/s/ Quincy Fennebresque            New York, NY            February 10, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   52

Form 13F Information Table Value Total:  $122,281
                                         (thousands)

List of Other Included Managers:

1.          028-13291          Venesprie Capital Partners QP, LP

                                                     FORM 13F INFORMATION TABLE
                                                         December 31, 2009
COLUMN 1                         COLUMN 2       COLUMN 3  COLUMN 4        COLUMN 5       COLUMN 6   COL 7          COLUMN 8

                                                          VALUE     SHS OR    SH/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP     (x$1000)  PRN AMT   PRN CALL  DISCRETION  MGRS   SOLE    SHARED    NONE
--------------                --------------   ------     --------  -------   --- ----  ----------  ----   -----   ------    ----
AIRVANA INC                        COM         00950V101  2,502       329,149 SH          Defined    1               329,149
AIRVANA INC                        COM         00950V101  1,178       154,967 SH           Sole     None   154,967
ALTISOURCE PORTFOLIO SOLNS S     REG SHS       L0175J104  2,724       129,793 SH          Defined    1               129,793
ALTISOURCE PORTFOLIO SOLNS S     REG SHS       L0175J104  1,283        61,107 SH           Sole     None    61,107
AUTODESK INC                       COM         052769106  3,654       143,801 SH          Defined    1               143,801
AUTODESK INC                       COM         052769106  1,720        67,699 SH           Sole     None    67,699
CABLEVISION SYS CORP          CL A NY CABLVS   12686C109  2,570        99,526 SH          Defined    1                99,526
CABLEVISION SYS CORP          CL A NY CABLVS   12686C109  1,210        46,858 SH           Sole     None    46,858
CB RICHARD ELLIS GROUP INC         CL A        12497T101  2,806       206,807 SH          Defined    1               206,807
CB RICHARD ELLIS GROUP INC         CL A        12497T101  1,321        97,365 SH           Sole     None    97,365
CISCO SYS INC                      COM         17275R102  2,420       101,098 SH          Defined    1               101,098
CISCO SYS INC                      COM         17275R102  1,140        47,599 SH           Sole     None    47,599
CROCS INC                          COM         227046109    323        56,100 SH  CALL    Defined    1                56,100
CROCS INC                          COM         227046109    137        23,900 SH  CALL     Sole     None    23,900
CTRIP COM INTL LTD                 ADR         22943F100  2,121        29,510 SH          Defined    1                29,510
CTRIP COM INTL LTD                 ADR         22943F100    998        13,893 SH           Sole     None    13,893
DECKERS OUTDOOR CORP               COM         243537107  3,058        30,065 SH          Defined    1                30,065
DECKERS OUTDOOR CORP               COM         243537107  1,440        14,154 SH           Sole     None    14,154
DIRECTV                          COM CL A      25490A101  8,764       262,782 SH          Defined    1               262,782
DIRECTV                          COM CL A      25490A101  4,126       123,718 SH           Sole     None   123,718
EBAY INC                           COM         278642103  2,467       104,845 SH          Defined    1               104,845
EBAY INC                           COM         278642103  1,161        49,355 SH           Sole     None    49,355
GOOGLE INC                         CL A        38259P508  3,414         5,507 SH          Defined    1                 5,507
GOOGLE INC                         CL A        38259P508  1,608         2,593 SH           Sole     None     2,593
JPMORGAN CHASE & CO                COM         46625H100  2,660        63,843 SH          Defined    1                63,843
JPMORGAN CHASE & CO                COM         46625H100  1,252        30,057 SH           Sole     None    30,057
LOCKHEED MARTIN CORP               COM         539830109  3,468        46,028 SH          Defined    1                46,028
LOCKHEED MARTIN CORP               COM         539830109  1,633        21,672 SH           Sole     None    21,672
MASTERCARD INC                     CL A        57636Q104  3,115        12,170 SH          Defined    1                12,170
MASTERCARD INC                     CL A        57636Q104  1,467         5,730 SH           Sole     None     5,730
MCDONALDS CORP                     COM         580135101  2,798        44,806 SH          Defined    1                44,806
MCDONALDS CORP                     COM         580135101  1,317        21,094 SH           Sole     None    21,094
MONSANTO CO NEW                    COM         61166W101  2,442        29,871 SH          Defined    1                29,871
MONSANTO CO NEW                    COM         61166W101  1,150        14,064 SH           Sole     None    14,064
POPULAR INC                        COM         733174106  3,468     1,534,408 SH          Defined    1             1,534,408
POPULAR INC                        COM         733174106  1,633       722,392 SH           Sole     None   722,392
PRICELINE COM INC                COM NEW       741503403  5,240        23,991 SH          Defined    1                23,991
PRICELINE COM INC                COM NEW       741503403  2,467        11,296 SH           Sole     None    11,296
QUALCOMM INC                       COM         747525103  3,052        65,982 SH          Defined    1                65,982
QUALCOMM INC                       COM         747525103  1,437        31,065 SH           Sole     None    31,065
REGIONS FINANCIAL CORP NEW         COM         7591EP100  4,254       804,220 SH          Defined    1               804,220
REGIONS FINANCIAL CORP NEW         COM         7591EP100  2,003       378,630 SH           Sole     None   378,630
REGIONS FINANCIAL CORP NEW         COM         7591EP100    769       145,400 SH  CALL    Defined    1               145,400
REGIONS FINANCIAL CORP NEW         COM         7591EP100    324        61,200 SH  CALL     Sole     None    61,200
TERADATA CORP DEL                  COM         88076W103  2,854        90,816 SH          Defined    1                90,816
TERADATA CORP DEL                  COM         88076W103  1,344        42,757 SH           Sole     None    42,757
TIME WARNER CABLE INC              COM         88732J207  2,804        67,750 SH          Defined    1                67,750
TIME WARNER CABLE INC              COM         88732J207  1,320        31,897 SH           Sole     None    31,897
VISA INC                         COM CL A      92826C839  5,904        67,500 SH          Defined    1                67,500
VISA INC                         COM CL A      92826C839  2,779        31,776 SH           Sole     None    31,776
WYNDHAM WORLDWIDE CORP             COM         98310W108  3,523       174,669 SH          Defined    1               174,669
WYNDHAM WORLDWIDE CORP             COM         98310W108  1,659        82,231 SH           Sole     None    82,231

SK 26244 0001 1067378